Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Liabilities Tables
Summary of Derivative Liabilities

The Company utilizes historical volatility over a period generally commensurate with the remaining contractual term of the underlying financial instruments and uses daily intervals for price observations.

Derivative liabilities consisted of the following at December 2014:
Related to EPA notes, short term	$(53,834,000)

Related to put option	(238,679,000)
Related to Follow-on notes	(135,872,000)
Related to Warrants	(15,633,000)
Total long-term	(390,184,000)
Total derivative liability	$(444,018,000)

At December 2014, the following assumptions were utilized:
Average expected volatility - debt	30.19% to 34.76%
Average expected volatility - warrants	37.92% to 38.05%
Average expected volatility – put option	35.47%
Remaining expected term of the underlying securities - notes	15.8 months
Remaining expected term of the underlying securities - warrants	4.8 years
Remaining expected tern of the put option	3.0 years
Average risk free interest rate – debt	0.12% to 0.38%
Average risk free interest rate – warrants	1.63%
Average risk free interest rate – put option	2.47%
Expected dividend rate	-
Closing price per share of common stock	$2.40
Exercise price of warrants per share of common stock	$.0218